Putnam
New Century
Growth
Fund*

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

6-30-00

*Formerly Putnam Investment Fund 98


[SCALE LOGO OMITTED]


FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]


Dear Shareholder:

It is a pleasure to greet you in our new roles as Chairman of the Trustees and President of the Funds. As you know, both of us have been members of the Board of Trustees for a number of years -- years during which the global securities markets, the mutual fund industry, and Putnam itself have experienced tremendous growth and change.

As we look to the future, we are certain that the changes that lie ahead will be even more breathtaking in their scope. What will not change is the Trustees' dedication to serving the best interests of our shareholders.

We welcome the challenges ahead and are confident that Putnam and your Board will continue to meet those challenges successfully, as they have for more than 60 years. We look forward to helping you meet your financial objectives for many years to come.

Respectfully yours,

/S/ JOHN A. HILL            /S/ GEORGE PUTNAM, III

John A. Hill                George Putnam, III
Chairman of the Trustees    President of the Funds
August 16, 2000


REPORT FROM FUND MANAGEMENT

Roland W. Gillis
Charles H. Swanberg

Putnam New Century Growth Fund made its public debut on January 21, 2000, about midway through the current fiscal year. (From February 1, 1998 through January 20, 2000, it had only been available to employees of Putnam Investments.) Thanks to strategic stock selection and a favorable environment for the New Economy companies that have been its primary focus, the fund has generally delivered strong results since its inception. Despite a brief setback in the second quarter of 2000, the fund's solid performance continued during the 12-month period ended June 30, 2000. The fund's 87.16% return for class A shares at net asset value was almost twice the 48.59% delivered by its benchmark index, the Russell Midcap Growth Index. For additional performance information, please see pages 6 and 7.

Total return for 12 months ended 6/30/00

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
----------------------------------------------------------------------
   87.16%  76.35%   85.74%  80.74%   85.74%  84.74%   86.24%  79.73%
----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* INVESTING IN TODAY'S GROWTH SECTORS

The new century offers remarkable growth potential and an astonishing array of companies is poised to capitalize on the newest growth trends. Your fund's mission is to sort through this maze of investment choices and target what we believe are the most promising rapidly growing companies. Fund holdings range from the newest Internet, software, and telecommunications companies to more traditional businesses such as broadcasting, retail, finance, and electronics. The fund's flex-cap style allows us to invest in small-, midsize-, and large-company stocks as market conditions warrant.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Software                    18.0%

Electronics                 14.8%

Communications
equipment                   10.9%

Computers                    6.3%

Telecommunications           5.5%

Footnote reads:
*Based on net assets as of 6/30/00. Holdings will vary over time.


An important investment theme during the fiscal year centered on what we refer to as the telecommunications food chain. The Internet, broadband, wireless technology, and fiber optics are changing the way we communicate and creating a capital- spending boom around the world. Companies at several points along the chain are benefiting from the explosion in consumer demand for these new technologies, and our strategy has been to buy promising growth companies at every level.

At the most basic level, we bought semiconductor companies that are benefiting from the demand for telecommunications chips. Micrel, Inc. is a good example. This manufacturer of analog, digital, and mixed-signal circuits for communications and other electronics made Fortune magazine's list of this year's 100 fastest-growing companies in America. At the next level, we added equipment companies such as Nokia that use semiconductor chips in making telecommunications devices. Nokia is the world's No. 1 maker of mobile phones, but its products extend into other areas including the nascent but promising mobile Internet market. At the top level of the telecommunications food chain are the service carriers who enlist subscribers. NEXTLINK Communications is an example. The company offers fiber optic, DSL, and wireless service in nearly 50 U.S. cities. While these holdings and others discussed in this report were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

Our holdings in data storage and retrieval companies are related to the telecommunications theme. The leading technological innovations have resulted in a dramatic increase in the amount of information traveling around the globe, whether it's over the Internet, broadband, wireless, or fiber optics. This information must be stored and retrieved at various points along the way and at increasingly faster rates. Emerging technologies such as voice recognition make this process even more important due to the enormous amount of data involved. Fund holding Brocade Communications Systems is typical of companies operating in this area. Brocade makes fiber channel switches and related software for connecting storage systems and servers, turning them into storage area networks. Its products are sold mainly in the United States to companies like Compaq, Data General, and Dell.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

VeriSign, Inc.
Computers

Brocade Communications Systems, Inc.
Communications equipment

Jabil Circuit, Inc.
Electronics

VERITAS Software Corp.
Software

Redback Networks, Inc.
Communications equipment

Starbucks Corp.
Restaurants

Sepracor, Inc.
Biotechnology

BroadVision, Inc.
Software

E. piphany, Inc.
Software

Metromedia Fiber Network
Telecommunications

Footnote reads:
These holdings represent 17.1% of the fund's net assets as of 6/30/00. Portfolio holdings will vary over time.


Although technology and telecommunications are important sectors in the portfolio, they are not the only places to find rapidly growing companies. During the period, we continued to invest in companies outside the technology and telecommunications sectors in order to maintain an adequate level of portfolio diversification. Recent investments include RadioOne, the largest broadcaster serving
Afro-American audiences in the United States; Sepracor, a pharmaceutical company; and Starbucks, America's leading specialty coffee retailer with growing business in Asia, Canada, and the United Kingdom.


A member of Putnam's acclaimed Specialty Growth group

Your fund is the newest in Putnam's lineup of Specialty Growth funds. Established in 1986, the Specialty Growth team consists of 16 investment professionals, including a group of equity research analysts dedicated exclusively to the Specialty Growth funds. Collaboration and an active exchange of information between the Specialty Growth professionals and other Putnam investment teams allows us to uncover the most promising investment opportunities. The team targets companies that are expected to deliver superior returns over time, such as those that have a proprietary advantage or market leadership in a particular sector, strong management teams, sound business models, and a record of strong performance. All Putnam Specialty Growth funds benefit from the team's stock selection expertise, but each one targets different areas of the growth market.


* RECENT VOLATILITY PROVIDES BUYING OPPORTUNITY

The fund's strong returns for the period mask some interim volatility, including a period where many of your fund's holdings experienced significant losses. A number of factors came together this year to create weakness in the market. The prices of many stocks were trading at all-time highs after last year's run-up and were especially vulnerable to a change in sentiment. Microsoft, the torchbearer of the new economy, ran afoul of antitrust legislation, and a steady stream of economic data suggested that inflation might finally break out into the economy.

Although a number of holdings fell from their highs for the year, we used the opportunity to increase the fund's position in good companies with attractive market niches. Market corrections are inevitable within high-growth sectors, and we believe there is no way to predict when these corrections will happen. Instead, our strategy is to remain fully invested in the types of companies we think are likely to produce strong performance over the long haul and increase our positions if the price is right. The fund's flex-cap guidelines mean a successful startup can remain in the portfolio as it grows in market capitalization.

* ECONOMIC PICTURE IMPROVING

After six rate increases by the Federal Reserve Board, we believe the much-hoped-for economic soft landing could be within reach. Research shows that a change in short-term interest rates begins to affect industrial production within five months and that the beginning of a tightening phase precedes the peak in year-over-year industrial production by about 12 months, on average. Since the Fed initiated the current tightening cycle a little more than 12 months ago, the intended slowdown seems finally to be taking place. In all likelihood, given the coming political election, August is the last chance the Fed will have to raise rates.

We believe investors have an opportunity to take advantage of beaten-down prices before the Fed reverses policy and investor sentiment improves. As this report was being written, the fundamentals in the market were strong, in our view, with many investors sitting on the sidelines and waiting to jump back into the market. Against this favorable backdrop, we believe the outlook for growth stocks remains attractive.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 6/30/00, there is no guarantee the fund will continue to hold these securities in the future. The fund invests all or a portion of its assets in small and midsize companies. Such investments increase the risk of greater price fluctuations.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New Century Growth Fund is designed for investors seeking capital appreciation by investing primarily in the equity securities of companies of all sizes.

TOTAL RETURN FOR PERIODS ENDED 6/30/00

                     Class A         Class B         Class C         Class M
(inception dates)   (2/17/98)       (1/21/00)       (1/21/00)       (1/21/00)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year           87.16%  76.35%  85.74%  80.74%  85.74%  84.74%  86.24%  79.73%
------------------------------------------------------------------------------
Life of fund    226.76  207.93  220.97  217.97  220.97  220.97  223.05  211.80
Annual average   64.81   60.73   63.57   62.92   63.57   63.57   64.02   61.58
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 6/30/00

                               Russell Midcap     Consumer
                                Growth Index    price index
-----------------------------------------------------------
1 year                             48.59%          3.67%
-----------------------------------------------------------
Life of fund                       86.15           6.29
Annual average                     30.48           2.65
-----------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be less or more than those shown. Recent returns were achieved during favorable market conditions that may not be sustainable. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance reflects an expense limitation currently or previously in effect. Had it not been in effect, the fund's total returns would have been lower. During a portion of these periods, the fund was offered on a limited basis and had limited assets. For actual class B, class C, and class M share returns, see the financial highlights section.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 2/17/98

                Fund's class A   Russell Midcap   Consumer price
Date             shares at POP    Growth Index        index

2/17/98              9,424           10,000           10,000
6/30/98             10,942           10,413           10,056
6/30/99             16,452           12,528           10,253
6/30/00            $30,793          $18,615          $10,629

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $32,097 ($31,797 with the contingent deferred sales charge); a $10,000 investment in the fund's class C shares would have been valued at $32,097 and no contingent deferred sales charges would apply. A $10,000 investment in the fund's class M shares would have been valued at $32,305 ($31,180 at the public offering price).


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 6/30/00

                         Class A       Class B        Class C       Class M
-----------------------------------------------------------------------------
Distributions
(number)                    1            --             --            --
-----------------------------------------------------------------------------
Income                     --            --             --            --
-----------------------------------------------------------------------------
Capital gains
  Long-term             $0.6190          --             --            --
-----------------------------------------------------------------------------
  Short-term             2.2120          --             --            --
-----------------------------------------------------------------------------
  Total                 $2.8310          --             --            --
-----------------------------------------------------------------------------
Share value:          NAV     POP        NAV            NAV       NAV     POP
-----------------------------------------------------------------------------
6/30/99              $14.84  $15.75        --            --        --      --
-----------------------------------------------------------------------------
1/21/00*                 --      --    $27.16        $27.16    $27.16  $28.15
-----------------------------------------------------------------------------
6/30/00               24.76   26.27     24.68         24.68     24.71   25.61
-----------------------------------------------------------------------------

*Inception date for class B, C and M shares.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Russell Midcap Growth Index measures the performance of Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS
For the fiscal year ended June 30, 2000

To the Trustees of Putnam Funds Trust and the Shareholders of Putnam New Century Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam New Century Growth Fund (the "Fund") (formerly Putnam Investment Fund 98, a series of Putnam Funds Trust) at June 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at June 30, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 11, 2000




THE FUND'S PORTFOLIO
June 30, 2000

COMMON STOCKS (95.9%) (a)
NUMBER OF SHARES                                                                                              VALUE
Advertising and Marketing Services (1.1%)
-------------------------------------------------------------------------------------------------------------------
            157,000 Lamar Advertising Co. (NON)                                                    $      6,800,063
             74,100 Mediaplex, Inc. (NON)                                                                 1,431,056
            106,100 Omnicom Group, Inc.                                                                   9,449,531
                                                                                                   ----------------
                                                                                                         17,680,650

Aerospace/Defense (0.7%)
-------------------------------------------------------------------------------------------------------------------
             93,000 Aeroflex, Inc. (NON)                                                                  4,620,938
             51,450 Anaren Microwave, Inc. (NON)                                                          6,752,009
                                                                                                   ----------------
                                                                                                         11,372,947

Airlines (0.5%)
-------------------------------------------------------------------------------------------------------------------
            216,850 Ryanair Holdings, PLC ADR (Ireland) (NON)                                             7,915,025

Banking (1.0%)
-------------------------------------------------------------------------------------------------------------------
            207,900 Fifth Third Bancorp                                                                  13,149,675
             37,800 State Street Corp.                                                                    4,009,163
                                                                                                   ----------------
                                                                                                         17,158,838

Beverage (0.4%)
-------------------------------------------------------------------------------------------------------------------
             89,900 ITO EN, Ltd. (Japan)                                                                  6,654,538

Biotechnology (2.7%)
-------------------------------------------------------------------------------------------------------------------
             73,900 Biogen, Inc. (NON)                                                                    4,766,550
             92,300 Genentech, Inc. (NON)                                                                15,875,600
            185,000 Sepracor, Inc. (NON)                                                                 22,315,625
             35,800 Tanox, Inc. (NON)                                                                     1,693,788
                                                                                                   ----------------
                                                                                                         44,651,563

Broadcasting (4.4%)
-------------------------------------------------------------------------------------------------------------------
             71,300 Acme Communications, Inc. (NON)                                                       1,301,225
            172,600 Citadel Communications Corp. (NON)                                                    6,030,213
             39,700 Clear Channel Communications, Inc. (NON)                                              2,977,500
            257,800 Cox Radio, Inc. Class A (NON)                                                         7,218,400
            233,000 Entercom Communications Corp. (NON)                                                  11,358,750
             96,000 Hispanic Broadcasting Corp. (NON)                                                     3,180,000
            178,000 Infinity Broadcasting Corp. Class A (NON)                                             6,485,875
            479,600 Radio One, Inc. Class D (NON)                                                        10,581,175
            239,800 Radio One, Inc. (NON)                                                                 7,089,088
            123,300 Regent Communications, Inc. (NON)                                                     1,059,609
              3,930 Salem Communications Corp. Class A (NON)                                                 36,475
             36,900 Univision Communications, Inc. Class A (NON)                                          3,819,150
            357,800 WestWood One, Inc. (NON)                                                             12,209,925
                                                                                                   ----------------
                                                                                                         73,347,385

Cable Television (0.4%)
-------------------------------------------------------------------------------------------------------------------
            250,600 AT&T Corp. - Liberty Media Group Class A (NON)                                        6,077,050

Commercial and Consumer Services (2.4%)
-------------------------------------------------------------------------------------------------------------------
            248,700 Capita Group PLC (United Kingdom)                                                     6,086,508
             22,200 Capita Group PLC 144A (United Kingdom)                                                  543,307
            356,400 Cintas Corp.                                                                         13,075,425
            175,300 eBay, Inc. (NON)                                                                      9,520,981
              1,500 iBeam Broadcasting Corp. (NON)                                                           27,000
            251,200 Robert Half International, Inc. (NON)                                                 7,159,200
             88,200 TeleTech Holdings, Inc. (NON)                                                         2,739,713
                                                                                                   ----------------
                                                                                                         39,152,134

Communications Equipment (10.9%)
-------------------------------------------------------------------------------------------------------------------
            160,600 ADC Telecommunications, Inc. (NON)                                                   13,470,325
            209,500 Brocade Communications Systems, Inc. (NON)                                           38,439,977
            130,400 Cisco Systems, Inc. (NON)                                                             8,288,550
             87,500 Comverse Technology, Inc. (NON)                                                       8,137,500
             75,000 Copper Mountain Networks, Inc. (NON)                                                  6,609,375
             91,400 Crossroads Systems, Inc. (NON)                                                        2,307,850
            124,700 Efficient Networks, Inc. (NON)                                                        9,173,244
            432,800 Finisar Corp. (NON)                                                                  11,333,950
            106,800 Juniper Networks, Inc. (NON)                                                         15,546,075
             96,000 Netro Corp. (NON)                                                                     5,508,000
            207,350 Nokia Oyj AB Class A, (Finland)                                                      10,621,811
            102,400 NorthEast Optic Network, Inc. (NON)                                                   6,310,400
            122,600 Proxim, Inc. (NON)                                                                   12,133,569
            169,200 Redback Networks, Inc. (NON)                                                         30,117,600
              5,400 Sonus Networks, Inc. (NON)                                                              852,525
                                                                                                   ----------------
                                                                                                        178,850,751

Computers (6.3%)
-------------------------------------------------------------------------------------------------------------------
             57,300 Ariba, Inc. (NON)                                                                     5,618,086
            189,850 Dell Computer Corp. (NON)                                                             9,361,978
             45,800 Excalibur Technologies Corp. (NON)                                                    1,829,138
            195,800 Gateway, Inc. (NON)                                                                  11,111,650
             63,600 Inktomi Corp. (NON)                                                                   7,520,700
             89,300 McAfee.com Corp. (NON)                                                                2,327,381
             67,300 Niku Corp. (NON)                                                                      2,271,375
            108,100 Parametric Technology Corp. (NON)                                                     1,189,100
            279,700 RealNetworks, Inc. (NON)                                                             14,142,331
            144,600 Symantec Corp. (NON)                                                                  7,799,363
            224,463 VeriSign, Inc. (NON)                                                                 39,617,631
                                                                                                   ----------------
                                                                                                        102,788,733

Conglomerates (0.2%)
-------------------------------------------------------------------------------------------------------------------
             71,700 General Electric Co.                                                                  3,800,100

Consumer Services (0.7%)
-------------------------------------------------------------------------------------------------------------------
            149,400 TMP Worldwide, Inc. (NON)                                                            11,027,588

Distribution (0.9%)
-------------------------------------------------------------------------------------------------------------------
            188,900 Black Box Corp. (NON)                                                                14,955,567

Electronics (14.8%)
-------------------------------------------------------------------------------------------------------------------
            125,100 Act Manufacturing, Inc. (NON)                                                         5,809,331
            196,200 Alpha Industries, Inc. (NON)                                                          8,645,063
             91,500 Altera Corp. (NON)                                                                    9,327,281
             30,000 Ananex Corp. (NON)                                                                    2,865,000
             49,900 Applied Micro Circuits Corp. (NON)                                                    4,927,625
             26,000 AudioCodes, Ltd. (Israel)                                                             3,120,000
             76,750 Aware, Inc. (NON)                                                                     3,923,844
             58,700 Broadcom Corp. (NON)                                                                 12,851,631
              9,700 Centillium Communications, Inc. (NON)                                                   669,300
             28,000 Cree Research, Inc. (NON)                                                             3,738,000
             16,100 Ditech Communications Corp. (NON)                                                     1,522,456
             21,200 E-Tek Dynamics, Inc. (NON)                                                            5,592,825
            118,400 Exar Corp. (NON)                                                                     10,323,000
             62,100 Flextronics International, Ltd.                                                       4,265,494
             58,200 GlobeSpan, Inc. (NON)                                                                 7,104,947
            688,300 Jabil Circuit, Inc. (NON)                                                            34,156,888
            234,700 Linear Technology Corp.                                                              15,006,131
            186,900 Maxim Integrated Products, Inc. (NON)                                                12,697,519
            255,200 Micrel, Inc. (NON)                                                                   11,085,250
              7,500 New Focus, Inc. (NON)                                                                   615,938
            220,000 Oak Technology, Inc. (NON)                                                            4,743,750
            153,300 QLogic Corp. (NON)                                                                   10,127,381
             36,900 Quantum Effect Devices, Inc. (NON)                                                    2,103,300
            105,000 RF Micro Devices, Inc. (NON)                                                          9,200,625
            195,150 Sanmina Corp. (NON)                                                                  16,685,325
             42,800 SDL, Inc. (NON)                                                                      12,206,025
             50,000 Semtech Corp. (NON)                                                                   3,824,219
             36,600 Silicon Image, Inc. (NON)                                                             1,825,425
             42,600 TranSwitch Corp. (NON)                                                                3,288,188
            161,400 Virata Corp. (NON)                                                                    9,623,475
             43,200 Vitesse Semiconductor Corp. (NON)                                                     3,177,900
            123,800 Zoran Corp. (NON)                                                                     8,163,063
                                                                                                   ----------------
                                                                                                        243,216,199

Energy (2.4%)
-------------------------------------------------------------------------------------------------------------------
            317,800 Global Marine, Inc. (NON)                                                             8,957,988
            316,300 Grant Prideco, Inc. (NON)                                                             7,907,500
            257,600 Nabors Industries, Inc. (NON)                                                        10,706,500
            161,400 Schlumberger, Ltd.                                                                   12,044,475
                                                                                                   ----------------
                                                                                                         39,616,463

Financial (1.1%)
-------------------------------------------------------------------------------------------------------------------
            234,900 Intuit, Inc. (NON)                                                                    9,718,988
             17,700 Marschollek, Lautenschlaeger und Partner AG (Germany)                                 7,447,056
                                                                                                   ----------------
                                                                                                         17,166,044

Health Care Services (1.2%)
-------------------------------------------------------------------------------------------------------------------
            102,200 Allscripts, Inc. (NON)                                                                2,350,600
            232,100 Province Healthcare Co. (NON)                                                         8,384,613
            109,800 United Health Group Inc.                                                              9,415,350
                                                                                                   ----------------
                                                                                                         20,150,563

Investment Banking/Brokerage (1.5%)
-------------------------------------------------------------------------------------------------------------------
            764,000 Nikko Securities Co., Ltd. (Japan)                                                    7,583,664
            207,000 Nomura Securities Co., Ltd. (Japan)                                                   5,078,134
            360,750 Schwab (Charles) Corp.                                                               12,130,219
                                                                                                   ----------------
                                                                                                         24,792,017

Lodging/Tourism (0.5%)
-------------------------------------------------------------------------------------------------------------------
            125,300 Four Seasons Hotels, Inc. (Canada)                                                    7,792,094

Medical Technology (2.9%)
-------------------------------------------------------------------------------------------------------------------
            125,000 Cyberonics, Inc. (NON)                                                                1,500,000
            171,600 Medtronic, Inc.                                                                       8,547,825
             18,150 Minimed, Inc. (NON)                                                                   2,141,700
             48,200 Molecular Devices Corp. (NON)                                                         3,334,838
             74,400 Novoste Corp. (NON)                                                                   4,538,400
             94,400 PE Corp.                                                                              6,218,600
             36,600 Sonic Innovations, Inc. (NON)                                                           679,388
            364,300 Stryker Corp.                                                                        15,938,125
             36,300 Waters Corp. (NON)                                                                    4,530,694
                                                                                                   ----------------
                                                                                                         47,429,570

Oil & Gas (0.3%)
-------------------------------------------------------------------------------------------------------------------
            177,300 EOG Resources, Inc.                                                                   5,939,550

Pharmaceuticals (1.1%)
-------------------------------------------------------------------------------------------------------------------
            341,500 Pfizer, Inc.                                                                         16,392,000
             42,700 Shire Pharmaceuticals Group PLC ADR (United Kingdom) (NON)                            2,215,063
                                                                                                   ----------------
                                                                                                         18,607,063

Power Producers (--%)
-------------------------------------------------------------------------------------------------------------------
             16,600 Capstone Turbine Corp. (NON)                                                            748,038

Publishing (0.6%)
-------------------------------------------------------------------------------------------------------------------
            254,700 Information Holdings, Inc. (NON)                                                      9,423,900

Restaurants (1.4%)
-------------------------------------------------------------------------------------------------------------------
            610,200 Starbucks Corp. (SEG) (NON)                                                          23,302,013

Retail (4.4%)
-------------------------------------------------------------------------------------------------------------------
            144,500 99 Cents Only Stores (NON)                                                            5,761,938
             75,000 Bed Bath & Beyond, Inc. (NON)                                                         2,718,750
             77,150 Best Buy Co., Inc. (NON)                                                              4,879,738
             79,800 CDW Computer Centers, Inc. (NON)                                                      4,987,500
            177,500 Costco Wholesale Corp. (NON)                                                          5,857,500
            270,900 Dollar Tree Stores, Inc. (NON)                                                       10,717,481
            104,500 Factory 2-U Stores, Inc. (NON)                                                        3,951,406
             53,450 The Home Depot, Inc.                                                                  2,669,159
            135,600 Kohls Corp. (NON)                                                                     7,542,750
            135,800 Michaels Stores, Inc. (NON)                                                           6,221,338
             29,500 Priceline.com, Inc. (NON)                                                             1,120,539
             71,000 Seven-Eleven Japan Co., Ltd. (Japan)                                                  5,953,583
            125,300 Tiffany & Co.                                                                         8,457,750
             13,500 Whole Foods Market, Inc. (NON)                                                          557,719
                                                                                                   ----------------
                                                                                                         71,397,151

Schools (0.9%)
-------------------------------------------------------------------------------------------------------------------
            121,500 Career Education Corp. (NON)                                                          5,892,750
             75,000 Learning Tree International, Inc. (NON)                                               4,593,750
             75,000 SmartForce Public Limited Co. ADR (Ireland) (NON)                                     3,600,000
                                                                                                   ----------------
                                                                                                         14,086,500

Semiconductor (2.0%)
-------------------------------------------------------------------------------------------------------------------
             84,900 Applied Materials, Inc. (NON)                                                         7,694,063
             68,800 ASM Lithography Holding NV (Netherlands)                                              3,035,800
             92,400 KLA Tencor Corp. (NON)                                                                5,411,175
            174,100 LAM Research Corp. (NON)                                                              6,528,750
            129,200 LTX Corp. (NON)                                                                       4,513,925
             74,000 Novellus Systems, Inc. (NON)                                                          4,185,625
             25,335 Photon Dynamics, Inc. (NON)                                                           1,892,208
                                                                                                   ----------------
                                                                                                         33,261,546

Software (18.0%)
-------------------------------------------------------------------------------------------------------------------
            267,200 Agile Software Corp. (NON)                                                           18,887,700
            191,600 BMC Software, Inc. (NON)                                                              6,990,406
            433,300 BroadVision, Inc. (NON)                                                              22,017,056
            107,400 Click Commerce, Inc. (NON)                                                            2,429,925
            185,900 E.piphany, Inc. (NON)                                                                19,926,156
            124,400 Electronic Arts, Inc. (NON)                                                           9,073,425
            111,000 I2 Technologies, Inc. (NON)                                                          11,573,484
            167,300 Informatica Corp. (NON)                                                              13,708,144
             44,000 Interwoven, Inc. (NON)                                                                4,839,313
              8,400 ISS Group, Inc. (NON)                                                                   829,369
             72,008 Kana Communications, Inc. (NON)                                                       4,455,495
             51,100 Kana Communications, Inc. (acquired 6/7/00,
                    cost $2,555,000) (NON) (RES)                                                          2,845,631
            116,400 Lernout & Hauspie Speech Products NV (Belgium)                                        5,128,875
             79,300 Macromedia, Inc. (NON)                                                                7,667,319
             74,700 Micromuse, Inc. (NON)                                                                12,361,683
            116,100 Microsoft Corp. (NON)                                                                 9,288,000
            151,200 Netegrity, Inc. (NON)                                                                11,387,250
            104,900 Oracle Corp. (NON)                                                                    8,818,156
            189,300 Peregrine Systems, Inc. (NON)                                                         6,566,344
            109,100 Phone.com, Inc. (NON)                                                                 7,105,138
            179,200 Portal Software, Inc. (NON)                                                          11,446,400
            100,400 Quest Software, Inc. (NON)                                                            5,559,650
            111,500 Rational Software Corp. (NON)                                                        10,362,531
            475,200 Sage Group (The) PLC (United Kingdom)                                                 3,847,801
             86,500 Software.com, Inc. (NON)                                                             11,234,188
            276,600 VERITAS Software Corp. (NON)                                                         31,260,122
            291,700 Vignette Corp. (NON)                                                                 15,172,958
            127,800 Vitria Technology, Inc. (NON)                                                         7,811,775
             80,800 webMethods, Inc. (NON)                                                               12,700,750
                                                                                                   ----------------
                                                                                                        295,295,044

Technology Services (4.7%)
-------------------------------------------------------------------------------------------------------------------
            138,700 Breakaway Solutions, Inc. (NON)                                                       3,744,900
             84,700 Breakaway Solutions, Inc. (acquired 5/24/00, cost $2,202,200) (NON) (RES)             2,058,210
            230,400 CheckFree Holdings Corp. (NON)                                                       11,880,000
            195,100 CNET Networks, Inc. (NON)                                                             4,792,144
             97,700 Convergys Corp. (NON)                                                                 5,068,188
             90,300 Go2Net, Inc. (NON)                                                                    4,543,219
            130,900 InfoSpace.com, Inc. (NON)                                                             7,232,225
             87,200 Predictive Systems, Inc. (NON)                                                        3,133,750
            216,100 Proxicom, Inc. (NON)                                                                 10,345,788
             40,400 Rare Medium Group, Inc. (NON)                                                           638,825
            151,900 Scient Corp. (NON)                                                                    6,702,588
             47,800 Wireless Facilities, Inc. (NON)                                                       2,434,813
            117,600 Yahoo! Inc. (NON)                                                                    14,567,700
                                                                                                   ----------------
                                                                                                         77,142,350

Telecommunications (5.5%)
-------------------------------------------------------------------------------------------------------------------
            172,200 Allegiance Telecom, Inc. (NON)                                                       11,020,800
            117,200 Covad Communications Group, Inc. 144A (NON)                                           1,889,850
             94,000 Focal Communications Corp. (NON)                                                      3,401,625
            104,900 Global Crossing Ltd.                                                                  2,760,181
              1,500 GT Group Telecom, Inc. (Canada) (NON)                                                    23,700
            201,000 ICG Communications, Inc. (NON)                                                        4,434,563
            100,000 Liberty Digital, Inc. Class A (NON)                                                   3,000,000
              6,400 Marvell Technology Group Ltd.                                                           364,800
            493,400 Metromedia Fiber Network, Inc. Class A (NON)                                         19,581,813
            114,600 Next Level Communications, Inc. (NON)                                                 9,826,950
             45,400 Nextel Communications, Inc. Class A (NON)                                             2,777,913
              3,700 NEXTLINK Communications, Inc. Class A (NON)                                             140,369
             69,500 Pinnacle Holdings, Inc. (NON)                                                         3,753,000
            345,600 SBA Communications Corp. (NON)                                                       17,949,600
             73,900 VoiceStream Wireless Corp. (NON)                                                      8,594,339
                                                                                                   ----------------
                                                                                                         89,519,503
                                                                                                   ----------------
                    Total Common Stocks (cost $1,606,325,514)                                      $  1,574,318,477

PREFERRED STOCKS (0.9%) (a) (cost $16,312,916)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
             28,600 Marschollek, Lautenschlaeger und Partner AG
                    $3.05 pfd. (Germany)                                                           $     14,362,966

SHORT-TERM INVESTMENTS (5.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
        $41,000,000 Interest in $750,000,000 joint repurchase agreement dated June 30, 2000 with Goldman Sachs & Co. due
                    July 3, 2000 with respect to various U.S. Treasury
                    obligations -- maturity value of $41,022,208 for an
                    effective yield of 6.5%                                                        $     41,000,000
         41,991,000 Interest in $500,000,000 joint tri-party repurchase agreement dated June 30, 2000 with S.B.C. Warburg Inc.
                    due July 3, 2000 with respect to various U.S. Treasury
                    obligations -- maturity value of $42,014,095 for an
                    effective yield of 6.6%                                                              41,991,000
                                                                                                   ----------------
                    Total Short-Term Investments (cost $82,991,000)                                $     82,991,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,705,629,430) (b)                                    $  1,671,672,443
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,641,735,073.

  (b) The aggregate identified cost on a tax basis is $1,724,931,528, resulting in gross unrealized appreciation and depreciation of $173,335,353 and $226,594,438, respectively, or net unrealized depreciation of $53,259,085.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at June 30, 2000 was $4,903,841 or 0.3% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2000.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

-----------------------------------------------------------------------------
Futures Contracts Outstanding at June 30, 2000
                                     Aggregate Face  Expiration  Unrealized
                      Total Value         Value        Date     Appreciation
-----------------------------------------------------------------------------
S&P 500 Index (Long)   $6,973,475      $6,951,287     Sep-00        $22,188
-----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,705,629,430) (Note 1)                                    $1,671,672,443
-------------------------------------------------------------------------------------------
Cash                                                                              1,303,133
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                           160,198
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            6,621,575
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   17,892,591
-------------------------------------------------------------------------------------------
Receivable for variation margin                                                      24,893
-------------------------------------------------------------------------------------------
Total assets                                                                  1,697,674,833

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 50,822,159
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                          962,388
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      2,077,711
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          406,293
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           801
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          4,256
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            1,087,315
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              578,837
-------------------------------------------------------------------------------------------
Total liabilities                                                                55,939,760
-------------------------------------------------------------------------------------------
Net assets                                                                   $1,641,735,073

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $1,938,094,813
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                         (262,258,123)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                    (34,101,617)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $1,641,735,073

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($797,591,673 divided by 32,218,992 shares)                                          $24.76
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $24.76)*                              $26.27
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class B share
($670,618,410 divided by 27,168,094 shares)**                                        $24.68
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class C share
($136,828,480 divided by 5,544,081 shares)**                                         $24.68
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($36,696,510 divided by 1,485,131 shares)                                            $24.71
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $24.71)*                              $25.61
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended June 30, 2000
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                      $   1,296,220
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $49,252)                                           619,446
-------------------------------------------------------------------------------------------
Total investment income                                                           1,915,666

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  3,536,070
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    1,171,287
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     3,383
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      8,546
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                               663,643
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             2,204,861
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               441,628
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                89,758
-------------------------------------------------------------------------------------------
Registration fees                                                                   512,509
-------------------------------------------------------------------------------------------
Other                                                                               527,200
-------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager                                              (205,489)
-------------------------------------------------------------------------------------------
Total expenses                                                                    8,953,396
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (248,309)
-------------------------------------------------------------------------------------------
Net expenses                                                                      8,705,087
-------------------------------------------------------------------------------------------
Net investment loss                                                              (6,789,421)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                               (264,756,640)
-------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Notes 1)                                  3,041,648
-------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Notes 1)                        174,357
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities
in foreign currencies during the year                                              (166,818)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year                      (35,249,191)
-------------------------------------------------------------------------------------------
Net loss on investments                                                        (296,956,644)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                          $(303,746,065)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

                                                                         Year ended June 30
                                                                 ---------------------------------
                                                                             2000             1999
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                               $    (6,789,421)     $   (26,584)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                        (261,540,635)         697,252
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies          (35,416,009)         909,486
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            (303,746,065)       1,580,154
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                               (684,659)              --
--------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
   Class A                                                               (643,516)              --
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                   1,941,380,284          893,580
--------------------------------------------------------------------------------------------------
Total increase in net assets                                        1,636,306,044        2,473,734

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                       5,429,029        2,955,295
--------------------------------------------------------------------------------------------------
End of year                                                        $1,641,735,073       $5,429,029
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------
                                                             For the period
Per-share                                                    Feb. 17, 1998+
operating performance                  Year ended June 30      to June 30
----------------------------------------------------------------------------
                                        2000         1999         1998
----------------------------------------------------------------------------
Net asset value,
beginning of period                   $14.84        $9.87        $8.50
----------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------
Net investment loss (a)(b)              (.12)        (.08)        (.02)
----------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             12.87         5.05         1.39
----------------------------------------------------------------------------
Total from
investment operations                  12.75         4.97         1.37
----------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------
From net realized gain
on investments                         (1.46)          --           --
----------------------------------------------------------------------------
In excess of net realized gain         (1.37)          --           --
----------------------------------------------------------------------------
Total distributions                    (2.83)          --           --
----------------------------------------------------------------------------
Net asset value,
end of period                         $24.76       $14.84        $9.87
----------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------
Total return at
net asset value (%)(c)                 87.16        50.35        16.12*
----------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $797,592       $5,429       $2,955
----------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(d)            1.11         1.00          .37*
----------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(a)            (.72)        (.76)        (.25)*
----------------------------------------------------------------------------
Portfolio turnover (%)                107.86       207.77        72.22*
----------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the period ended June 30, 2000 reflect a reduction of $0.01 per share for each class of shares.
      Expenses for the period ended ended June 30, 1998, and June 30, 1999 reflect a reduction of $0.08 and $0.06, respectively, per share for class A shares. (Note 2)

  (b) Per share net investment loss has been determined on the basis of the weighted average number of shares during the period.

  (c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (d) Includes amounts paid through expense offset arrangements. (Note 2)



FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
----------------------------------------------------
                                   For the period
Per-share                           Jan. 21, 2000+
operating performance                to June 30
----------------------------------------------------
                                        2000
----------------------------------------------------
Net asset value,
beginning of period                   $27.16
----------------------------------------------------
Investment operations
----------------------------------------------------
Net investment loss (a)(b)              (.15)
----------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (2.33)
----------------------------------------------------
Total from
investment operations                  (2.48)
----------------------------------------------------
Less distributions:
----------------------------------------------------
From net realized gain
on investments                            --
----------------------------------------------------
In excess of net realized gain            --
----------------------------------------------------
Total distributions                       --
----------------------------------------------------
Net asset value,
end of period                         $24.68
----------------------------------------------------

Ratios and supplemental data
----------------------------------------------------
Total return at
net asset value (%)(c)                 (9.13)*
----------------------------------------------------
Net assets, end of period
(in thousands)                      $670,618
----------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(d)             .89*
----------------------------------------------------
Ratio of net investment loss
to average net assets (%)(a)            (.71)*
----------------------------------------------------
Portfolio turnover (%)                107.86
----------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the period ended June 30, 2000 reflect a reduction of $0.01 per share for each class of shares. Expenses for the period ended ended June 30, 1998, and June 30, 1999 reflect a reduction of $0.08 and $0.06, respectively, per share for class A shares. (Note 2)

  (b) Per share net investment loss has been determined on the basis of the weighted average number of shares during the period.

  (c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (d) Includes amounts paid through expense offset arrangements. (Note 2)


FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
----------------------------------------------------
                                   For the period
Per-share                           Jan. 21, 2000+
operating performance                to June 30
----------------------------------------------------
                                        2000
----------------------------------------------------
Net asset value,
beginning of period                   $27.16
----------------------------------------------------
Investment operations
----------------------------------------------------
Net investment loss (a)(b)              (.15)
----------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (2.33)
----------------------------------------------------
Total from
investment operations                  (2.48)
----------------------------------------------------
Less distributions:
----------------------------------------------------
From net realized gain
on investments                            --
----------------------------------------------------
In excess of net realized gain            --
----------------------------------------------------
Total distributions                       --
----------------------------------------------------
Net asset value,
end of period                         $24.68
----------------------------------------------------

Ratios and supplemental data
----------------------------------------------------
Total return at
net asset value (%)(c)                 (9.13)*
----------------------------------------------------
Net assets, end of period
(in thousands)                      $136,828*
----------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(d)             .89*
----------------------------------------------------
Ratio of net investment loss
to average net assets (%)(a)            (.71)*
----------------------------------------------------
Portfolio turnover (%)                107.86
----------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the period ended June 30, 2000 reflect a reduction of $0.01 per share for each class of shares. Expenses for the period ended ended June 30, 1998, and June 30, 1999 reflect a reduction of $0.08 and $0.06, respectively, per share for class A shares. (Note 2)

  (b) Per share net investment loss has been determined on the basis of the weighted average number of shares during the period.

  (c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (d) Includes amounts paid through expense offset arrangements. (Note 2)


FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
----------------------------------------------------
                                    For the period
Per-share                           Jan. 21, 2000+
operating performance                to June 30
----------------------------------------------------
                                        2000
----------------------------------------------------
Net asset value,
beginning of period                   $27.16
----------------------------------------------------
Investment operations
----------------------------------------------------
Net investment loss (a)(b)              (.12)
----------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (2.33)
----------------------------------------------------
Total from
investment operations                  (2.45)
----------------------------------------------------
Less distributions:
----------------------------------------------------
From net realized gain
on investments                            --
----------------------------------------------------
In excess of net realized gain            --
----------------------------------------------------
Total distributions                       --
----------------------------------------------------
Net asset value,
end of period                         $24.71
----------------------------------------------------

Ratios and supplemental data
----------------------------------------------------
Total return at
net asset value (%)(c)                 (9.02)*
----------------------------------------------------
Net assets, end of period
(in thousands)                       $36,697
----------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(d)             .78*
----------------------------------------------------
Ratio of net investment loss
to average net assets (%)(a)            (.60)*
----------------------------------------------------
Portfolio turnover (%)                107.86
----------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the period ended June 30, 2000 reflect a reduction of $0.01 per share for each class of shares. Expenses for the period ended ended June 30, 1998, and June 30, 1999 reflect a reduction of $0.08 and $0.06, respectively, per share for class A shares. (Note 2)

  (b) Per share net investment loss has been determined on the basis of the weighted average number of shares during the period.

  (c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (d) Includes amounts paid through expense offset arrangements. (Note 2)


NOTES TO FINANCIAL STATEMENTS
June 30, 2000

Note 1
Significant accounting policies

Putnam New Century Growth Fund (formerly Putnam Investment Fund 98) (the "fund") is a series of Putnam Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek long-term growth of capital by investing primarily in equity securities of companies that Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes have potential for capital appreciation which is significantly greater than that of the market averages.

The fund offers Class A, Class B, Class C and Class M shares. The fund began offering Class B, Class C and Class M shares on January 21, 2000. Effective July 3, 2000 the fund will begin offering Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended June 30, 2000 the fund has no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals and unrealized gains and losses on certain future contracts. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended June 30, 2000, the fund reclassified $6,789,421 to decrease accumulated net investment loss and $6,736,672 to decrease paid-in-capital, with an increase to accumulated net realized losses of $52,749. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

J) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through June 30, 2000, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended June 30, 2000, fund expenses were reduced by $248,309 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended June 30, 2000, Putnam Retail Management, Inc., acting as underwriter received net commissions of $3,215,444 and $107,078 from the sale of class A and class M shares, respectively, and received $276,685 and $24,782 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended June 30, 2000, Putnam Retail Management, Inc., acting as underwriter received $8,695 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended June 30, 2000, purchases and sales of investment securities other than short-term investments aggregated $2,471,483,195 and $587,984,712, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At June 30, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                   Year ended June 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 34,302,386        $994,604,839
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  236,506           6,093,100
---------------------------------------------------------------------------
                                            34,538,892       1,000,697,939

Shares
repurchased                                 (2,685,664)        (68,042,990)
---------------------------------------------------------------------------
Net increase                                31,853,228        $932,654,949
---------------------------------------------------------------------------

                                                   Year ended June 30, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    102,912          $1,249,914
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               102,912           1,249,914

Shares
repurchased                                    (36,675)           (356,334)
---------------------------------------------------------------------------
Net increase                                    66,237          $  893,580
---------------------------------------------------------------------------

                                            For the period January 21, 2000
                                            (commencement of operations) to
                                                              June 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 28,782,760        $840,860,018
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   67,159           1,780,019
---------------------------------------------------------------------------
                                            28,849,919         842,640,037

Shares
repurchased                                 (1,681,825)        (40,933,646)
---------------------------------------------------------------------------
Net increase                                27,168,094        $801,706,391
---------------------------------------------------------------------------

                                            For the period January 21, 2000
                                            (commencement of operations) to
                                                              June 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  6,340,223        $182,295,896
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   22,100             593,748
---------------------------------------------------------------------------
                                             6,362,323         182,889,644

Shares
repurchased                                   (818,242)        (19,266,254)
---------------------------------------------------------------------------
Net increase                                 5,544,081        $163,623,390
---------------------------------------------------------------------------

                                            For the period January 21, 2000
                                            (commencement of operations) to
                                                              June 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,577,497         $45,700,188
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,810              99,895
---------------------------------------------------------------------------
                                             1,581,307          45,800,083

Shares
repurchased                                    (96,176)         (2,404,529)
---------------------------------------------------------------------------
Net increase                                 1,485,131         $43,395,554
---------------------------------------------------------------------------


FEDERAL TAX INFORMATION
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $102,213 as capital gain, for its taxable year ended June 30, 2000.

The Form 1099 you receive in January 2001 will show the tax status of all distributions paid to your account in calendar 2000.


WELCOME TO WWW.PUTNAMINVESTMENTS.COM

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminvestments.com


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK]  Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.



FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

John J. Morgan, Jr.
Vice President

Daniel L. Miller
Vice President

Roland W. Gillis
Vice President and Fund Manager

Charles H. Swanberg
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam New Century Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRST STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


AN071-63291  2HW  8/00